TRADE RECEIVABLES AND OTHER - Carrying Amounts of Total Trade Receivables - Net by Currency (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Trade receivables [line items]
Trade receivables	€ 578	€ 386
Euro
Trade receivables [line items]
Trade receivables	289	167
U.S. Dollars
Trade receivables [line items]
Trade receivables	270	200
Swiss Francs
Trade receivables [line items]
Trade receivables	7	7
Other currencies
Trade receivables [line items]
Trade receivables	€ 12	€ 12